Decommissioning and Other Provisions - Summary of Decommissioning and Other Provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in other provisions [abstract]
Current beginning balance	$ 2,811	$ 3,341
Non-current beginning balance	21,799	21,186
Decommissioning and other provision beginning balance	24,610	24,527
Additions	5,770	2,264
Amounts charged against provisions	(1,856)	(2,102)
Accretion expense	497	716
Disposals	(179)	(1,260)
Remeasurements and other movements	1,452	316
Currency translation differences	640	149
Change in decommissioning and other provisions	6,324	83
Current ending balance	3,624	2,811
Non-current ending balance	27,310	21,799
Decommissioning and other provision ending balance	30,934	24,610
Decommissioning and restoration
Reconciliation of changes in other provisions [abstract]
Current beginning balance	755	876
Non-current beginning balance	18,264	17,057
Decommissioning and other provision beginning balance	19,019	17,933
Additions	1,697	625
Amounts charged against provisions	(433)	(797)
Accretion expense	448	644
Disposals	(154)	(1,238)
Remeasurements and other movements	2,090	1,696
Currency translation differences	508	156
Change in decommissioning and other provisions	4,156	1,086
Current ending balance	900	755
Non-current ending balance	22,275	18,264
Decommissioning and other provision ending balance	23,175	19,019
Decommissioning and restoration | Integrated gas and Upstream
Reconciliation of changes in other provisions [abstract]
Additions	798
Decommissioning and restoration | Oil Products
Reconciliation of changes in other provisions [abstract]
Additions	899
Legal
Reconciliation of changes in other provisions [abstract]
Current beginning balance	626	213
Non-current beginning balance	1,185	1,247
Decommissioning and other provision beginning balance	1,811	1,460
Additions	502	585
Amounts charged against provisions	(522)	(216)
Accretion expense	17	28
Disposals	0	0
Remeasurements and other movements	(59)	(45)
Currency translation differences	1	(1)
Change in decommissioning and other provisions	(61)	351
Current ending balance	521	626
Non-current ending balance	1,229	1,185
Decommissioning and other provision ending balance	1,750	1,811
Environmental
Reconciliation of changes in other provisions [abstract]
Current beginning balance	263	264
Non-current beginning balance	934	1,074
Decommissioning and other provision beginning balance	1,197	1,338
Additions	199	229
Amounts charged against provisions	(138)	(223)
Accretion expense	21	16
Disposals	(7)	(8)
Remeasurements and other movements	(73)	(155)
Currency translation differences	26	0
Change in decommissioning and other provisions	28	(141)
Current ending balance	273	263
Non-current ending balance	952	934
Decommissioning and other provision ending balance	1,225	1,197
Redundancy
Reconciliation of changes in other provisions [abstract]
Current beginning balance	295	441
Non-current beginning balance	220	280
Decommissioning and other provision beginning balance	515	721
Additions	986	290
Amounts charged against provisions	(375)	(304)
Accretion expense	1	3
Disposals	0	0
Remeasurements and other movements	(241)	(192)
Currency translation differences	52	(3)
Change in decommissioning and other provisions	423	(206)
Current ending balance	673	295
Non-current ending balance	265	220
Decommissioning and other provision ending balance	938	515
Other
Reconciliation of changes in other provisions [abstract]
Current beginning balance	872	1,547
Non-current beginning balance	1,196	1,528
Decommissioning and other provision beginning balance	2,068	3,075
Additions	2,386	535
Amounts charged against provisions	(388)	(562)
Accretion expense	10	25
Disposals	(18)	(14)
Remeasurements and other movements	(265)	(988)
Currency translation differences	53	(3)
Change in decommissioning and other provisions	1,778	(1,007)
Current ending balance	1,257	872
Non-current ending balance	2,589	1,196
Decommissioning and other provision ending balance	$ 3,846	$ 2,068